Financial Instruments - Foreign Currency Risk Sensitivity Analysis (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit and loss [Member] | Financial instruments [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 31	$ 54	$ 21
Profit and loss [Member] | Financial instruments [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(65)	(48)	(62)
Profit and loss [Member] | Financial instruments [Member] | SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(2)	5	5
Profit and loss [Member] | Financial instruments [Member] | RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	0	1	2
Profit and loss [Member] | Financial instruments [Member] | JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	1	0	12
Profit and loss [Member] | Derivatives [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	6	3	1
Profit and loss [Member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	3	8	33
Equity [member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 7	$ 5	$ 15